Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 5) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Estimate	$ 41,571	$ 39,980
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Estimate	20,439	16,078
Provision for taxes other than income tax [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	4,515	2,887
Provision for taxes other than income tax [member] | Plaintiff 2 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,559	1,090
Provision for taxes other than income tax [member] | Plaintiff 3 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,395	1,129
Provision for taxes other than income tax [member] | Plaintiff 4 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,191	1,702
Provision for taxes other than income tax [member] | Plaintiff 5 [Member]
IfrsStatementLineItems [Line Items]
Estimate	590	389
Provision for taxes other than income tax [member] | Plaintiff 6 [Member]
IfrsStatementLineItems [Line Items]
Estimate	512	436
Provision for taxes other than income tax [member] | Plaintiff 7 [Member]
IfrsStatementLineItems [Line Items]
Estimate	331	428
Provision for taxes other than income tax [member] | Plaintiff 8 [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,426	1,058
Provision for taxes other than income tax [member] | Plaintiff 9 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,061	870
Provision for taxes other than income tax [member] | Plaintiff 10 [Member]
IfrsStatementLineItems [Line Items]
Estimate	435	314
Provision for taxes other than income tax [member] | Plaintiff 11 [Member]
IfrsStatementLineItems [Line Items]
Estimate	459	747
Provision for taxes other than income tax [member] | Plaintiff 12 [Member]
IfrsStatementLineItems [Line Items]
Estimate	906	515
Provision for taxes other than income tax [member] | Plaintiff 13 [Member]
IfrsStatementLineItems [Line Items]
Estimate	870	634
Provision for taxes other than income tax [member] | Plaintiff 14 [Member]
IfrsStatementLineItems [Line Items]
Estimate	674	544
Provision for taxes other than income tax [member] | Plaintiff 15 [Member]
IfrsStatementLineItems [Line Items]
Estimate	409	264
Provision for taxes other than income tax [member] | Plaintiff 16 [Member]
IfrsStatementLineItems [Line Items]
Estimate		3,071
Other Tax Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	326	291
Other Tax Contingent Liability [Member] | Plaintiff 16 [Member]
IfrsStatementLineItems [Line Items]
Estimate	3,106
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	25,585	21,307
Tax contingent liability [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	3,854	3,418
Tax contingent liability [member] | Plaintiff 2 [Member]
IfrsStatementLineItems [Line Items]
Estimate	391	313
Tax contingent liability [member] | Plaintiff 3 [Member]
IfrsStatementLineItems [Line Items]
Estimate		1,207
Tax contingent liability [member] | Plaintiff 4 [Member]
IfrsStatementLineItems [Line Items]
Estimate	575
Other contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Estimate	5,146	5,229
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,844	6,465
Labor Related Contingent Liability [Member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	6	4,934
Other Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,838	1,531
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	12,748	10,910
Civil Related Contingent Liability [Member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	3,875	3,319
Civil Related Contingent Liability [Member] | Plaintiff 2 [Member]
IfrsStatementLineItems [Line Items]
Estimate	3,879	2,686
Civil Related Contingent Liability [Member] | Plaintiff 3 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,989	1,863
Civil Related Contingent Liability [Member] | Plaintiff 4 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,433	1,946
Civil Related Contingent Liability [Member] | Plaintiff 5 [Member]
IfrsStatementLineItems [Line Items]
Estimate	559	264
Civil Related Contingent Liability [Member] | Plaintiff 6 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,013	832
Environmental Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,394	1,298
Environmental Related Contingent Liability [Member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 1,394	$ 1,298